Note 19 - Trade and Other Receivables - Analysis of Trade Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Trade and other receivables	$ 1,649	$ 3,866	$ 4,959
Less: credit note provision	0	0	0
Total	$ 1,649	$ 3,866	$ 4,959